Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$18,490,569	$17,138,461
Financial assets at fair value through other comprehensive income	15,189,600	17,683,960
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	173,812,754	132,547,415
Receivables	38,783,086	32,292,914
Refundable deposits	2,749,691	2,708,823
Other financial assets	869,308	6,353,768

Total	$249,895,008	$208,725,341

	As of December 31,
Financial Liabilities	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$438,397	$1,019,362
Financial liabilities measured at amortized cost
Short-term loans	—	13,530,000
Payables	58,893,871	52,393,399
Guarantee deposits (current portion included)	30,757,001	41,599,386
Bonds payable (current portion included)	28,184,687	38,359,352
Long-term loans (current portion included)	19,279,342	22,883,344
Lease liabilities	5,737,095	5,393,187
Other financial liabilities	21,449,487	—

Total	$164,739,880	$175,178,030

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity
The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2022
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Payables	$58,767,584	$—	$—	$—	$58,767,584
Guarantee deposits	238,416	3,867,087	169,419	26,482,079	30,757,001
Bonds payable (Note)	322,155	8,742,481	10,593,656	4,151,128	23,809,420
Long-term loans	3,246,153	8,425,744	7,798,280	3,031,293	22,501,470
Lease liabilities	658,092	1,222,822	1,207,385	4,299,914	7,388,213
Other financial liabilities	17,233,129	4,308,513	—	—	21,541,642

Total	$80,465,529	$26,566,647	$19,768,740	$37,964,414	$164,765,330

	As of December 31, 2023
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$13,780,612	$—	$—	$—	$13,780,612
Payables	52,202,821	—	—	—	52,202,821
Guarantee deposits	1,476,430	3,556,179	25,955,654	10,611,123	41,599,386
Bonds payable (Note)	14,797,772	10,980,506	12,321,345	2,132,963	40,232,586
Long-term loans	2,872,168	14,406,101	5,071,743	2,940,524	25,290,536
Lease liabilities	649,879	1,311,239	1,223,724	3,712,729	6,897,571

Total	$85,779,682	$30,254,025	$44,572,466	$19,397,339	$180,003,512

Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy
Reconciliation for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$3,584,326	$2,580,246	$3,464,652	$234,936	$9,864,160	$2,351,603	$151,859	$2,503,462
Recognized in profit (loss)	(150,786)	(328,602)	519,572	(53,225)	(13,041)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	1,076,117	30,688	1,106,805
Acquisition	192,258	485,256	625,542	—	1,303,056	—	—	—
Disposal	(186,579)	(15,782)	(194,572)	(149,850)	(546,783)	—	—	—
Return of capital	—	—	(26,672)	—	(26,672)	—	—	—
Transfer out of Level 3	(326,577)	—	—	—	(326,577)	—	—	—
Exchange effect	86,166	144,140	237,811	4,613	472,730	—	—	—

As of December 31, 2022	$3,198,808	$2,865,258	$4,626,333	$36,474	$10,726,873	$3,427,720	$182,547	$3,610,267

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$3,198,808	$2,865,258	$4,626,333	$36,474	$—	$10,726,873	$3,427,720	$182,547	$3,610,267
Recognized in profit (loss)	(312,149)	(277,994)	(617,764)	(8,828)	—	(1,216,735)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	(365,395)	(7,484)	(372,879)
Acquisition	610,153	294,046	294,245	—	154,761	1,353,205	—	—	—
Disposal	—	(89,997)	—	(27,740)	—	(117,737)	—	—	—
Return of capital	(1,384)	—	(36,346)	—	—	(37,730)	—	—	—
Transfer out of Level 3	(461,403)	—	—	—	—	(461,403)	—	—	—
Exchange effect	2,230	(4,679)	8,428	94	(1,461)	4,612	—	—	—

As of December 31, 2023	$3,036,255	$2,786,634	$4,274,896	$—	$153,300	$10,251,085	$3,062,325	$175,063	$3,237,388

Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)
As of January 1, 2022	$2,380,599
Recognized in profit (loss)	(1,433,405)
Derecognition	(508,797)

As of December 31, 2022	$438,397

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)
As of January 1, 2023	$438,397
Recognized in profit (loss)	580,965

As of December 31, 2023	$1,019,362

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy
Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follows:

As of December 31, 2022
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2022 by NT$273 million and NT$198 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2022 by NT$248 million.

Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	36.46%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2022 by NT$77 million and NT$67 million, respectively.

As of December 31, 2023
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2023 by NT$261 million and NT$199 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2023 by NT$214 million.

Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	27.70%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2023 by NT$119 million and NT$131 million, respectively.

Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$669,444	$—	$36,474	$705,918
Financial assets at fair value through profit or loss, noncurrent	6,626,088	468,164	10,690,399	17,784,651
Financial assets at fair value through other comprehensive income, current	3,213,057	—	—	3,213,057
Financial assets at fair value through other comprehensive income, noncurrent	8,366,276	—	3,610,267	11,976,543
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	—	438,397	438,397

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$443,601	$—	$—	$443,601
Financial assets at fair value through profit or loss, noncurrent	6,424,475	19,300	10,251,085	16,694,860
Financial assets at fair value through other comprehensive income, current	5,753,379	—	—	5,753,379
Financial assets at fair value through other comprehensive income, noncurrent	8,693,193	—	3,237,388	11,930,581
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	—	1,019,362	1,019,362

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value

As of December 31, 2022
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payables (current portion included)	$28,346,985	$22,916,330	$5,430,655	$—	$28,184,687
Long-term loans (current portion included)	19,279,342	—	19,279,342	—	19,279,342

As of December 31, 2023
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payables (current portion included)	$38,367,168	$32,827,211	$5,539,957	$—	$38,359,352
Long-term loans (current portion included)	22,883,344	—	22,883,344	—	22,883,344